Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 1,607,944	$ 1,070,322	$ 1,111,501
Costs and expenses:
Direct costs	1,162,708	738,962	686,811
Selling, general and administrative expenses	199,037	136,910	94,556
Research and development	14,327	5,005
Depreciation and amortization	108,145	74,703	46,912
(Gain) loss on disposal of assets	(17)	527	692
Operating income	123,744	114,215	282,530
Other income (expense):
Interest expense, net	(9,840)	(6,550)	(4,996)
Other income (expense), net	598	53	(105)
Total other income (expense)	(9,242)	(6,497)	(5,101)
Income before income taxes	114,502	107,718	277,429
Income tax expense	45,679	41,313	95,079
Net income	$ 68,823	$ 66,405	$ 182,350
Net income per common share:
Basic (in Dollars per share)	$ 1.28	$ 1.25	$ 3.51
Diluted (in Dollars per share)	$ 1.22	$ 1.20	$ 3.37
Weighted average common shares outstanding:
Basic (in Shares)	53,838	53,038	52,008
Diluted (in Shares)	56,513	55,367	54,039